STOCK (Details) - $ / shares	1 Months Ended	6 Months Ended
	Aug. 22, 2022	Oct. 31, 2022
Exercise price		$ 0.003
Expected Remaining Term		5 years
Annual Rate of Quarterly Dividends		0.00%
Assumptions in estimating fair value [Member]
Stock Price	$ 0.0028
Exercise price	$ 0.03
Expected Remaining Term	3 years
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.74%
Volatility	234.00%